Supplemental guarantor consolidated statement of comprehensive income (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	$ 1,974	$ 2,012	$ 1,919	$ 3,986	$ 3,631
Total other comprehensive income that may be reclassified to the income statement, net of tax	(1,370)	(2,685)	459	(4,055)	(1,500)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	361	551	133	913	60
Total other comprehensive income	(1,009)	(2,134)	592	(3,142)	(1,440)
Total comprehensive income	965	(121)	2,510	844	2,192
Comprehensive income attributable to shareholders
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	1,964	2,004	1,913	3,968	3,623
Foreign currency translation, net of tax	(551)	(251)	239	(801)	(452)
Financial assets measured at fair value through other comprehensive income, net of tax	330	(327)	14	3	(88)
Cash flow hedges, net of tax	(1,171)	(2,184)	222	(3,355)	(937)
Cost of hedging, net of tax	21	77	(16)	98	(23)
Total other comprehensive income that may be reclassified to the income statement, net of tax	(1,370)	(2,685)	459	(4,055)	(1,500)
Defined benefit plans, net of tax	119	110	0	229	(31)
Own credit on financial liabilities designated at fair value, net of tax	271	423	118	693	89
Total other comprehensive income that will not be reclassified to the income statement, net of tax	389	533	119	922	58
Total other comprehensive income	(981)	(2,152)	578	(3,133)	(1,442)
Total comprehensive income	982	(148)	2,491	835	2,181
Comprehensive income attributable to non-controlling interests
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	10	8	6	18	9
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(28)	18	14	(10)	2
Total other comprehensive income	(28)	18	14	(10)	2
Total comprehensive income	$ (17)	$ 26	$ 20	9	10
Elimination entries
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)				(2,777)	(2,003)
Total comprehensive income				(2,140)	(1,494)
Elimination entries | Comprehensive income attributable to shareholders
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)				(2,777)	(2,003)
Foreign currency translation, net of tax				641	515
Financial assets measured at fair value through other comprehensive income, net of tax				0	0
Cash flow hedges, net of tax				(3)	(5)
Total other comprehensive income that may be reclassified to the income statement, net of tax				637	509
Defined benefit plans, net of tax				0	0
Total other comprehensive income that will not be reclassified to the income statement, net of tax				0	0
Total other comprehensive income				637	509
Total comprehensive income				(2,140)	(1,494)
UBS AG (standalone) | Reportable legal entities
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)				3,914	3,070
Total comprehensive income				2,888	2,478
UBS AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)				3,914	3,070
Foreign currency translation, net of tax				(107)	(38)
Financial assets measured at fair value through other comprehensive income, net of tax				(6)	0
Cash flow hedges, net of tax				(1,970)	(662)
Cost of hedging, net of tax				98	(23)
Total other comprehensive income that may be reclassified to the income statement, net of tax				(1,986)	(723)
Defined benefit plans, net of tax				266	41
Own credit on financial liabilities designated at fair value, net of tax				693	89
Total other comprehensive income that will not be reclassified to the income statement, net of tax				960	131
Total other comprehensive income				(1,027)	(592)
Total comprehensive income				2,888	2,478
UBS Switzerland AG (standalone) | Reportable legal entities
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)				1,452	1,331
Total comprehensive income				(219)	407
UBS Switzerland AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)				1,452	1,331
Foreign currency translation, net of tax				(688)	(641)
Financial assets measured at fair value through other comprehensive income, net of tax					0
Cash flow hedges, net of tax				(889)	(159)
Total other comprehensive income that may be reclassified to the income statement, net of tax				(1,576)	(801)
Defined benefit plans, net of tax				(94)	(123)
Total other comprehensive income that will not be reclassified to the income statement, net of tax				(94)	(123)
Total other comprehensive income				(1,671)	(924)
Total comprehensive income				(219)	407
Other subsidiaries | Reportable legal entities
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)				1,397	1,233
Total comprehensive income				316	800
Other subsidiaries | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)				1,379	1,224
Foreign currency translation, net of tax				(647)	(287)
Financial assets measured at fair value through other comprehensive income, net of tax				10	(88)
Cash flow hedges, net of tax				(492)	(110)
Total other comprehensive income that may be reclassified to the income statement, net of tax				(1,130)	(485)
Defined benefit plans, net of tax				57	50
Total other comprehensive income that will not be reclassified to the income statement, net of tax				57	50
Total other comprehensive income				(1,073)	(435)
Total comprehensive income				307	790
Other subsidiaries | Reportable legal entities | Comprehensive income attributable to non-controlling interests
Condensed Statement Of Comprehensive Income [Table]
Total comprehensive income				$ 9	$ 10